UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

Deutsche Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2015 (Unaudited)

Deutsche Global Small Cap Fund
	Shares	Value ($)
Common Stocks 97.4%
Australia 0.5%
Austal Ltd.* (Cost $2,394,918)	1,805,595	2,170,052
Bermuda 1.0%
Lazard Ltd. "A" (Cost $2,530,270)	101,321	4,640,502
Canada 2.4%
Quebecor, Inc. "B"	221,358	5,548,322
SunOpta, Inc.*	534,726	5,593,234

(Cost $9,599,967)		11,141,556
China 1.1%
Minth Group Ltd. (Cost $909,159)	2,541,603	5,283,618
Cyprus 0.4%
ProSafe SE (Cost $5,537,170)	734,567	1,958,428
Finland 0.6%
Cramo Oyj (Cost $3,999,711)	184,264	2,834,591
France 2.1%
Flamel Technologies SA (ADR)*	349,738	5,036,227
JC Decaux SA	123,471	4,448,645

(Cost $5,320,290)		9,484,872
Germany 5.1%
M.A.X. Automation AG	534,441	2,533,950
Patrizia Immobilien AG	264,763	4,644,228
Rational AG	11,890	3,922,234
United Internet AG (Registered)	197,012	8,561,491
Vib Vermoegen AG	223,100	4,049,968

(Cost $10,844,489)		23,711,871
Hong Kong 4.3%
K Wah International Holdings Ltd.	8,539,130	4,597,874
Playmates Toys Ltd. (a)	11,045,960	2,315,299
REXLot Holdings Ltd.	52,537,521	4,114,067
Sun Hung Kai & Co., Ltd. (a)	4,259,487	3,823,067
Techtronic Industries Co., Ltd.	1,567,850	5,126,785

(Cost $14,491,719)		19,977,092
Indonesia 0.8%
PT Arwana Citramulia Tbk (Cost $3,047,612)	44,154,363	3,471,493
Ireland 3.4%
Greencore Group PLC	810,768	3,760,194
Paddy Power PLC (b)	59,489	4,654,077
Paddy Power PLC (b)	38	2,974
Ryanair Holdings PLC*	613,141	7,199,354

(Cost $5,854,581)		15,616,599
Italy 0.8%
Prysmian SpA (Cost $3,799,552)	193,284	3,568,316
Japan 8.1%
Ai Holdings Corp.	249,605	4,347,903
Avex Group Holdings, Inc. (a)	254,672	4,298,351
Kusuri No Aoki Co., Ltd.	143,641	9,555,515
MISUMI Group, Inc.	96,930	3,616,448
Nippon Seiki Co., Ltd.	360,501	8,140,623
United Arrows Ltd.	98,455	2,797,530
Universal Entertainment Corp. (a)	173,214	2,931,103
UT Holdings Co., Ltd. (a)	491,170	2,004,306

(Cost $25,003,863)		37,691,779
Malaysia 1.2%
Hartalega Holdings Bhd.	1,659,518	3,464,870
Tune Ins Holdings Bhd.	4,518,467	2,242,834

(Cost $4,386,747)		5,707,704
Netherlands 2.8%
Brunel International NV	141,789	2,310,881
Constellium NV "A"* (c)	400,130	7,366,393
SBM Offshore NV* (a)	316,958	3,500,013

(Cost $16,037,306)		13,177,287
Panama 0.9%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $3,723,271)	156,121	4,351,092
Philippines 0.9%
Alliance Global Group, Inc. (Cost $2,306,677)	7,404,434	4,192,050
Singapore 1.0%
Lian Beng Group Ltd. (Cost $3,472,801)	9,942,234	4,626,211
Switzerland 1.0%
Dufry AG (Registered)* (a) (Cost $3,652,109)	31,322	4,609,775
Taiwan 0.6%
Kinpo Electronics* (Cost $2,477,080)	6,172,747	2,892,029
Thailand 0.5%
Malee Sampran PCL (Foreign Registered) (Cost $3,153,340)	1,988,826	2,065,997
United Kingdom 12.7%
Arrow Global Group PLC	1,272,526	4,321,667
Babcock International Group PLC	533,083	8,056,007
Clinigen Group PLC	354,528	2,751,756
Crest Nicholson Holdings PLC	784,855	4,855,719
Domino's Pizza Group PLC	330,711	3,356,585
Hargreaves Lansdown PLC	253,611	3,847,965
HellermannTyton Group PLC	832,119	3,958,493
Howden Joinery Group PLC	773,838	4,943,788
IG Group Holdings PLC	397,410	4,317,589
Jardine Lloyd Thompson Group PLC	195,699	2,783,871
John Wood Group PLC	279,620	2,395,234
Monitise PLC* (a)	1,865,080	364,379
Nanoco Group PLC* (a)	1,336,871	1,912,578
Polypipe Group PLC	1,083,548	3,971,910
Rotork PLC	97,775	3,383,069
Spirax-Sarco Engineering PLC	75,637	3,469,500

(Cost $46,145,831)		58,690,110
United States 45.2%
ACADIA Pharmaceuticals, Inc.*	38,000	1,156,340
Advance Auto Parts, Inc.	37,028	5,887,452
Affiliated Managers Group, Inc.*	26,706	5,488,617
Altra Industrial Motion Corp. (a)	83,796	2,140,988
BE Aerospace, Inc.*	46,079	2,687,788
Berry Plastics Group, Inc.*	64,097	2,167,761
Cancer Genetics, Inc.*	107,198	813,633
Cardtronics, Inc.* (a)	128,208	4,309,071
Casey's General Stores, Inc.	66,563	6,077,202
Cognex Corp.*	79,276	2,913,393
CONMED Corp.	73,884	3,519,834
DigitalGlobe, Inc.*	105,689	2,841,977
Encore Capital Group, Inc.*	110,542	4,114,373
Fox Factory Holding Corp.*	278,821	4,235,291
Gentherm, Inc.*	126,202	4,641,710
Hain Celestial Group, Inc.* (a)	68,670	3,623,716
HeartWare International, Inc.*	41,321	3,451,543
Jack in the Box, Inc.	73,150	6,202,388
Jarden Corp.* (a)	95,035	4,563,581
Kindred Healthcare, Inc. (a)	209,861	3,874,034
Leucadia National Corp.	172,720	3,915,562
Manitowoc Co., Inc. (a)	177,247	3,314,519
Middleby Corp.*	65,189	6,194,259
Molina Healthcare, Inc.* (a)	123,494	6,287,079
Neurocrine Biosciences, Inc.*	35,048	1,179,716
Oil States International, Inc.*	62,225	2,555,581
Pacific Ethanol, Inc.* (a)	211,052	1,812,937
Pacira Pharmaceuticals, Inc.*	50,798	5,453,165
PAREXEL International Corp.*	83,322	5,079,309
Primoris Services Corp.	219,409	4,120,501
Providence Service Corp.*	171,273	6,679,647
PTC, Inc.*	69,163	2,310,736
Retrophin, Inc.*	248,571	3,191,652
Roadrunner Transportation Systems, Inc.*	144,086	2,927,827
Sinclair Broadcast Group, Inc. "A"	161,693	4,000,285
Sunshine Heart, Inc.*	488,922	2,434,832
Tenneco, Inc.*	92,421	4,752,288
The WhiteWave Foods Co.*	133,421	4,398,890
Thoratec Corp.*	151,388	5,433,315
TiVo, Inc.* (a)	325,761	3,407,460
TriNet Group, Inc.*	139,431	4,624,926
Tristate Capital Holdings, Inc.*	233,863	2,212,344
Ultra Clean Holdings, Inc.*	335,860	2,955,568
United Rentals, Inc.*	64,770	5,366,194
Urban Outfitters, Inc.*	125,587	4,377,963
Varonis Systems, Inc.* (a)	39,230	1,293,413
VeriFone Systems, Inc.*	153,733	4,825,679
WABCO Holdings, Inc.*	56,004	5,329,901
Waddell & Reed Financial, Inc. "A"	103,736	4,638,037
WageWorks, Inc.*	64,297	3,538,907
Zeltiq Aesthetics, Inc.*	316,788	10,203,741
Zions Bancorp.	140,566	3,367,961
Zoe's Kitchen, Inc.*	85,777	2,653,940

(Cost $153,730,572)		209,548,826

Total Common Stocks (Cost $332,419,035)		451,411,850
Warrants 0.0%
Malaysia
Hartalega Holdings Bhd., Expiration Date 5/29/2015* (Cost $0)	219,112	204,738
Rights 0.1%
United States
Furiex Pharmaceuticals, Inc.*	39,751	388,368
Providence Service Corp. Expiration Date 2/5/2015*	7,075	0

Total Rights (Cost $388,368)		388,368
Securities Lending Collateral 8.5%
Daily Assets Fund Institutional, 0.10% (d) (e) (Cost $39,300,627)	39,300,627	39,300,627
Cash Equivalents 2.4%
Central Cash Management Fund, 0.06% (d) (Cost $11,058,434)	11,058,434	11,058,434

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $383,166,464) †	108.4	502,364,017
Other Assets and Liabilities, Net	(8.4)	(39,016,741)

Net Assets	100.0	463,347,276

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $391,087,529.  At January 31, 2015, net unrealized appreciation for all securities based on tax cost was $111,276,488.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $147,449,182 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $36,172,694.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2015 amounted to $37,220,739, which is 8.0% of net assets.

(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

At January 31, 2015 the Deutsche Global Small Cap Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Warrants & Rights
Consumer Discretionary	111,634,188	24.7%
Industrials	106,372,346	23.5%
Health Care	70,603,799	15.6%
Financials	67,357,551	14.9%
Information Technology	39,205,977	8.7%
Consumer Staples	35,074,748	7.8%
Energy	12,222,193	2.7%
Materials	9,534,154	2.1%
Total	452,004,956	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks, Warrants and Rights
Australia	$—	$2,170,052	$—	$2,170,052
Bermuda	4,640,502	—	—	4,640,502
Canada	11,141,556	—	—	11,141,556
China	—	5,283,618	—	5,283,618
Cyprus	—	1,958,428	—	1,958,428
Finland	—	2,834,591	—	2,834,591
France	5,036,227	4,448,645	—	9,484,872
Germany	—	23,711,871	—	23,711,871
Hong Kong	—	19,977,092	—	19,977,092
Indonesia	—	3,471,493	—	3,471,493
Ireland	—	15,616,599	—	15,616,599
Italy	—	3,568,316	—	3,568,316
Japan	—	37,691,779	—	37,691,779
Malaysia	—	5,912,442	—	5,912,442
Netherlands	7,366,393	5,810,894	—	13,177,287
Panama	4,351,092	—	—	4,351,092
Philippines	—	4,192,050	—	4,192,050
Singapore	—	4,626,211	—	4,626,211
Switzerland	—	4,609,775	—	4,609,775
Taiwan	—	2,892,029	—	2,892,029
Thailand	—	2,065,997	—	2,065,997
United Kingdom	—	58,690,110	—	58,690,110
United States	209,548,826	—	388,368	209,937,194
Short-Term Investments (f)	50,359,061	—	—	50,359,061

Total	$292,443,657	$209,531,992	$388,368	$502,364,017

There have been no transfers between fair value measurement levels during the period ended January 31, 2015.
(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Small Cap Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2015